Income Taxes - Schedule of Net Operating Loss CarryForwards (Details)	Sep. 30, 2024 USD ($)
Schedule of Net Operating Loss CarryForwards [Line Items]
Total	$ 10,061,750
2025 [Member]
Schedule of Net Operating Loss CarryForwards [Line Items]
Total	237,905
2026 [Member]
Schedule of Net Operating Loss CarryForwards [Line Items]
Total	1,731,494
2027 [Member]
Schedule of Net Operating Loss CarryForwards [Line Items]
Total	1,816,777
2028 [Member]
Schedule of Net Operating Loss CarryForwards [Line Items]
Total	2,921,790
2029 [Member]
Schedule of Net Operating Loss CarryForwards [Line Items]
Total	3,096,458
2030 [Member]
Schedule of Net Operating Loss CarryForwards [Line Items]
Total
2031 [Member]
Schedule of Net Operating Loss CarryForwards [Line Items]
Total
2032 [Member]
Schedule of Net Operating Loss CarryForwards [Line Items]
Total
2033 [Member]
Schedule of Net Operating Loss CarryForwards [Line Items]
Total	120,311
2034 [Member]
Schedule of Net Operating Loss CarryForwards [Line Items]
Total	$ 137,015